Note 2 - Business Acquisitions (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Working capital	$109,459
Property and equipment	5,664,140
Franchise fees	254,000
Non-compete	74,100
Liquor licenses	656,000
Favorable operating leases	239,000
Unfavorable operating leases	(875,000)
Goodwill	8,578,776
Net cash paid for acquisition	$14,700,475

Business Acquisition, Pro Forma Information [Table Text Block]
	December 30	December 25
	2012	2011

Revenue	$90,485,351	$77,136,893

Net income (loss) attributable to DRH	(248,695)	1,620,346

Basic earnings (loss) per share	(0.01)	0.09

Diluted earnings (loss) per share	(0.01)	0.09